Inventories, Net - Schedule of Obsolescence Allowance for Inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Obsolescence Allowance for Inventory [Abstract]
Balance at beginning of the year	$ 4,320	$ 4,374	$ 4,398
Additional charges (written off), net	(657)	(54)	(24)
Balance at the end of the year	$ 3,663	$ 4,320	$ 4,374